Financial instruments (Details 15) - USD ($)		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Loans and receivables	[1]	$ 5,419,379,000		$ 5,907,494,000
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		5,505,658,000	[2]	6,020,731,000
Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		4,137,949,000	[2]	4,253,805,000
Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		1,308,950	[2]	1,654,889,000
Rating 7 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		0	[2]	58,673,000
Rating 8 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		23,759,000	[2]	4,000,000
Rating 9 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		0	[2]	35,000,000
Rating 10 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		35,000,000	[2]	14,364,000
Private corporations [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	1,882,846,000		2,655,910,000
Private corporations [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	1,336,032,000		1,714,936,000
Private corporations [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	523,055,000		863,937,000
Private corporations [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		58,673,000
Private corporations [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	23,759,000		4,000,000
Private corporations [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
Private corporations [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		14,364,000
State-owned corporations [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	723,267,000		786,900,000
State-owned corporations [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	563,877,000		646,797,000
State-owned corporations [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	159,390,000		140,103,000
State-owned corporations [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned corporations [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned corporations [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned corporations [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
Private banking and financial institutions [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	2,083,795,000		1,738,999,000
Private banking and financial institutions [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	1,729,592,000		1,457,984,000
Private banking and financial institutions [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	354,203,000		281,015,000
Private banking and financial institutions [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
Private banking and financial institutions [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
Private banking and financial institutions [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
Private banking and financial institutions [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned banking and financial institutions [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	573,649,000		544,877,000
State-owned banking and financial institutions [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	361,236,000		259,981,000
State-owned banking and financial institutions [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	212,413,000		284,896,000
State-owned banking and financial institutions [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned banking and financial institutions [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned banking and financial institutions [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
State-owned banking and financial institutions [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables	[2]	0		0
Private middle-market companies [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		242,101,000	[2]	294,045,000
Private middle-market companies [Member] | Rating 1-4 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		147,212,000	[2]	174,107,000
Private middle-market companies [Member] | Rating 5-6 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		59,889,000	[2]	84,938,000
Private middle-market companies [Member] | Rating 7 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		0	[2]	0
Private middle-market companies [Member] | Rating 8 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		0	[2]	0
Private middle-market companies [Member] | Rating 9 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		0	[2]	35,000,000
Private middle-market companies [Member] | Rating 10 [member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		$ 35,000,000	[2]	$ 0

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.